Pension and Other Post-retirement Benefits - Accumulated Benefit Obligations (Details) - Pension Benefits - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016
Accumulated benefit obligation in excess of plan assets
Pension plans accumulated benefit obligation	$ 1,400,000	$ 1,400,000
Projected benefit obligation	252,136	231,145
Accumulated benefit obligation	$ 247,687	$ 225,364